DARPA Grant Revenue	12 Months Ended
Dec. 31, 2022
DARPA Grant Revenue Disclosure [Abstract]
DARPA Grant Revenue
13. DARPA Grant Revenue
In April 2021, the Company entered into a Research Subaward Agreement with UCSF (the “Subaward Agreement”), whereby up to $5.0 million in allowable costs were reimbursable for clinical and manufacturing activities related to zotatifin for the treatment of COVID-19. Under the terms of the Subaward Agreement, the Company was obligated to provide financial and technical reports to UCSF on a periodic basis. The Subaward Agreement can be terminated by either party upon written notice and also in the event that DARPA suspends or terminates its cooperative agreement with UCSF. The initial award period for the Subaward Agreement ended in December 2021, and in April 2022 the Company received an extension of the award period to December 2022, with the same maximum $5.0 million reimbursement amount. The Company recognized $3.6 million and $1.4 million of revenue under the Subaward Agreement in the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the Company exhausted the full $5.0 million of allowable reimbursable costs under the Subaward Agreement.